UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22264

The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Peter E. Jacobstein

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at January 31, 2015

(Unaudited)

Issues	Shares	Value (Note 2)
Equity Securities — 93.42%
Banks — 12.88%
Banco Latinoamericano de Comercio Exterior SA (Panama)	412,235	$11,488,989
Bangkok Bank PCL (Thailand)(a)	900,000	5,232,026
Bank of Georgia Holdings PLC (Georgia)	189,638	5,789,442
Cascade Bancorp. (United States)*	810,000	3,742,200
Credicorp Ltd. (Peru)	37,000	5,332,440
HDFC Bank Ltd. (India)(b)	255,000	14,529,900
Monarch Financial Holdings, Inc. (United States)	170,000	2,204,900
Sberbank Rossii OAO (Russia)	5,500,000	4,925,551

		53,245,448

Beverages — 0.50%
Coca-Cola Icecek AS (Turkey)	102,000	2,056,717

Building Products — 1.22%
American Woodmark Corp. (United States)*	122,771	5,049,571

Chemicals — 1.17%
Innophos Holdings, Inc. (United States)	81,164	4,832,505

Commercial Services & Supplies — 1.56%
Depa Ltd. (United Arab Emirates)*	5,815,390	2,442,464
KAR Auction Services, Inc. (United States)	117,708	4,015,020

		6,457,484

Communications Equipment — 2.58%
Infinera Corp. (United States)*	661,100	10,656,932

Consumer Finance — 1.77%
Gentera SAB de CV (Mexico)*	3,850,000	7,312,419

Diversified Financial Services — 3.29%
Berkshire Hathaway, Inc. (United States)*	63	13,599,495

Diversified Telecommunication Services — 1.41%
Level 3 Communications, Inc. (United States)*	117,500	5,844,450

Electric Utilities — 0.94%
Brookfield Infrastructure Partners LP (Canada)	92,127	3,865,649

See Notes to Schedules of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Electronic Equipment, Instruments & Components — 0.42%
Samsung SDI Co., Ltd. (South Korea)	15,000	$1,750,363

Energy Equipment & Services — 2.41%
CARBO Ceramics, Inc. (United States)	130,000	4,261,400
Geospace Technologies Corp. (United States)*	125,000	2,997,500
National Oilwell Varco, Inc. (United States)	50,000	2,721,500

		9,980,400

Food & Staples Retailing — 4.60%
Costco Wholesale Corp. (United States)	54,558	7,801,248
Whole Foods Market, Inc. (United States)	214,922	11,196,362

		18,997,610

Food Products — 3.07%
BRF - Brasil Foods SA (Brazil)(b)	108,704	2,578,459
Nestle SA (Switzerland)	68,694	5,246,228
PT Nippon Indosari Corpindo Tbk (Indonesia)	44,934,800	4,867,130

		12,691,817

Health Care Equipment & Supplies — 4.42%
Medtronic PLC (Ireland)	59,272	4,232,021
Natus Medical, Inc. (United States)*	268,900	10,110,640
Zimmer Holdings, Inc. (United States)	35,000	3,923,500

		18,266,161

Health Care Providers & Services — 2.57%
Anthem, Inc. (United States)	78,697	10,620,947

Hotels, Restaurants & Leisure — 2.92%
Chipotle Mexican Grill, Inc. (United States)*	10,400	7,382,336
Wynn Macau Ltd. (Macau)	1,700,000	4,707,551

		12,089,887

Insurance — 6.17%
HCC Insurance Holdings, Inc. (United States)	140,200	7,478,268
Loews Corp. (United States)	181,690	6,951,459
Markel Corp. (United States)*	16,200	11,070,432

		25,500,159

Internet & Catalog Retail — 4.49%
Amazon.com, Inc. (United States)*	12,500	4,431,625

See Notes to Schedules of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Internet & Catalog Retail (continued)
CJ O Shopping Co., Ltd. (South Korea)	22,449	$4,543,166
zooplus AG (Germany)*	102,500	9,572,020

		18,546,811

Internet Software & Services — 6.34%
Baidu, Inc. (China)*(b)	51,500	11,222,880
Google, Inc. Class A (United States)*	9,000	4,837,950
Google, Inc. Class C (United States)*	9,000	4,810,680
Twitter, Inc. (United States)*	30,000	1,125,900
Xoom Corp. (United States)*	284,862	4,201,715

		26,199,125

Leisure Products — 1.06%
Shimano, Inc. (Japan)	33,000	4,362,387

Machinery — 0.99%
TriMas Corp. (United States)*	152,333	4,111,468

Media — 2.28%
BrainJuicer Group PLC (United Kingdom)	700,000	4,212,104
DreamWorks Animation SKG, Inc. (United States)*	85,000	1,586,950
Multiplus SA (Brazil)	278,600	3,608,068

		9,407,122

Metals & Mining — 0.07%
Constellium NV (Netherlands)*	15,000	276,150

Multiline Retail — 1.12%
PT Mitra Adiperkasa Tbk (Indonesia)	10,000,000	4,622,244

Oil, Gas & Consumable Fuels — 1.28%
Denbury Resources, Inc. (United States)	412,200	2,844,180
Penn West Petroleum Ltd. (Canada)	586,351	873,663
Total Gabon SA (Gabon)	4,670	1,593,096

		5,310,939

Pharmaceuticals — 1.35%
Dr. Reddy’s Laboratories Ltd. (India)(b)	110,177	5,560,633

Real Estate Investment Trusts — 2.04%
American Tower Corp. (United States)	64,000	6,204,800
Gaming and Leisure Properties, Inc. (United States)	68,217	2,225,921

		8,430,721

See Notes to Schedules of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Real Estate Management & Development — 1.40%
Henderson Land Development Co., Ltd. (Hong Kong)	810,912	$5,780,843

Road & Rail — 1.05%
CSX Corp. (United States)	130,000	4,329,000

Semiconductors & Semiconductor Equipment — 3.34%
Intel Corp. (United States)	219,000	7,235,760
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	290,000	6,585,900

		13,821,660

Software — 1.26%
DuzonBizon Co., Ltd. (South Korea)	513,180	5,205,417

Specialty Retail — 2.18%
Williams-Sonoma, Inc. (United States)	115,000	8,998,750

Technology Hardware, Storage & Peripherals — 1.62%
Apple, Inc. (United States)	57,000	6,678,120

Textiles, Apparel & Luxury Goods — 5.49%
Swatch Group SA (Switzerland)	18,500	7,357,712
Tod’s S.p.A. (Italy)	42,000	4,315,685
Under Armour, Inc. (United States)*	152,820	11,015,265

		22,688,662

Transportation Infrastructure — 0.47%
International Container Terminal Services, Inc. (Philippines)	750,000	1,931,971

Wireless Telecommunication Services — 1.69%
SBA Communications Corp. (United States)*	60,000	7,002,000

Total Equity Securities (Cost $284,007,800)		386,082,037

Participatory Notes — 3.23%
Air Freight & Logistics — 0.09%
Aramex PJSC (United Arab Emirates)	390,000	350,391

Banks — 1.06%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	290,332	4,387,899

Food Products — 2.08%
Almarai Co. (Saudi Arabia)(c)	385,759	8,612,316

Total Participatory Notes (Cost $10,005,418)		13,350,606

See Notes to Schedules of Investments.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)
Other Investments — 1.93%
Temporary Cash Investment — 1.93%
BNY Mellon Cash Reserve	7,960,690	$7,960,690

Total Other Investments (Cost $7,960,690)		7,960,690

Total Investments Portfolio (Cost $301,973,908) — 98.58%		407,393,333
Assets in Excess of Other Liabilities — 1.42%		5,885,843

NET ASSETS — 100.00%
(Applicable to 20,454,110 shares outstanding)		$413,279,176

*	Non-income producing security.
(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $13,000,215 and represents 3.15% of net assets as of January 31, 2015.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Schedules of Investments.

Motley Fool Independence Fund	5

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at January 31, 2015. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
HDFC Bank Ltd.	3.52%
Berkshire Hathaway, Inc.	3.29
Banco Latinoamericano de Comercio Exterior SA	2.78
Baidu, Inc.	2.72
Whole Foods Market, Inc.	2.71
Markel Corp.	2.68
Under Armour, Inc.	2.66
Infinera Corp.	2.58
Anthem, Inc.	2.57
Natus Medical, Inc.	2.44
zooplus AG	2.32

30.27%

* As of the date of the report, the fund had a holding of 1.93% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Financials	28.61%
Consumer Discretionary	19.53
Information Technology	15.56
Consumer Staples	10.25
Health Care	8.33
Industrials	5.38
Energy	3.70
Telecommunication Services	3.11
Materials	1.24
Utilities	0.94

96.65%

See Notes to Schedules of Investments.

6	Motley Fool Independence Fund

Top Eleven Countries	% of Net Assets
United States*	52.77%
India	4.86
Saudi Arabia	3.15
Switzerland	3.05
South Korea	2.78
Panama	2.78
China	2.71
Germany	2.32
Indonesia	2.30
Mexico	1.77
Taiwan	1.59

80.08%

* As of the date of the report, the fund had a holding of 1.93% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

Motley Fool Independence Fund	7

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at January 31, 2015

(Unaudited)

Issues	Shares	Value (Note 2)
Equity Securities — 95.02%
Air Freight & Logistics — 3.85%
CH Robinson Worldwide, Inc. (United States)	46,000	$3,276,120
XPO Logistics, Inc. (United States)*	167,095	6,147,425

		9,423,545

Auto Components — 2.49%
Drew Industries, Inc. (United States)	121,265	6,097,204

Automobiles — 3.25%
Harley-Davidson, Inc. (United States)	27,000	1,665,900
Thor Industries, Inc. (United States)	111,418	6,278,404

		7,944,304

Banks — 6.19%
Access National Corp. (United States)	65,529	1,170,348
Carter Bank & Trust (United States)	434,627	5,476,300
Cascade Bancorp. (United States)*	482,267	2,228,074
Monarch Financial Holdings, Inc. (United States)	272,900	3,539,513
Suffolk Bancorp. (United States)*	118,646	2,728,858

		15,143,093

Beverages — 2.02%
Crimson Wine Group Ltd. (United States)*	549,547	4,945,923

Biotechnology — 1.79%
Genomic Health, Inc. (United States)*	71,935	2,322,062
Myriad Genetics, Inc. (United States)*	55,000	2,058,100

		4,380,162

Building Products — 1.94%
American Woodmark Corp. (United States)*	115,636	4,756,109

Capital Markets — 1.88%
Diamond Hill Investment Group, Inc. (United States)	29,023	3,774,731
Oaktree Capital Group LLC (United States)	15,000	831,000

		4,605,731

Chemicals — 1.02%
Innophos Holdings, Inc. (United States)	42,000	2,500,680

Commercial Services & Supplies — 1.18%
KAR Auction Services, Inc. (United States)	85,000	2,899,350

See Notes to Schedules of Investments.

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Communications Equipment — 2.50%
Infinera Corp. (United States)*	379,500	$6,117,540

Diversified Financial Services — 2.29%
Berkshire Hathaway, Inc. (United States)*	26	5,612,490

Diversified Telecommunication Services — 1.07%
Level 3 Communications, Inc. (United States)*	52,418	2,607,271

Electronic Equipment, Instruments & Components — 1.07%
IPG Photonics Corp. (United States)*	35,000	2,612,400

Energy Equipment & Services — 1.40%
CARBO Ceramics, Inc. (United States)	61,000	1,999,580
Geospace Technologies Corp. (United States)*	59,000	1,414,820

		3,414,400

Food & Staples Retailing — 5.52%
Costco Wholesale Corp. (United States)	38,000	5,433,620
Whole Foods Market, Inc. (United States)	154,950	8,072,120

		13,505,740

Health Care Equipment & Supplies — 5.79%
Cooper Companies, Inc. (The) (United States)	18,000	2,837,700
Natus Medical, Inc. (United States)*	179,841	6,762,022
Varian Medical Systems, Inc. (United States)*	49,500	4,581,720

		14,181,442

Health Care Providers & Services — 2.38%
Anthem, Inc. (United States)	31,000	4,183,760
Catamaran Corp. (United States)*	33,000	1,647,030

		5,830,790

Hotels, Restaurants & Leisure — 6.05%
Chipotle Mexican Grill, Inc. (United States)*	4,800	3,407,232
Red Robin Gourmet Burgers, Inc. (United States)*	20,000	1,550,000
Texas Roadhouse, Inc. (United States)	214,000	7,188,260
Wynn Resorts Ltd. (United States)	18,000	2,663,100

		14,808,592

Household Durables — 1.11%
TRI Pointe Homes, Inc. (United States)*	190,000	2,722,700

Insurance — 4.80%
HCC Insurance Holdings, Inc. (United States)	38,000	2,026,920
Loews Corp. (United States)	102,500	3,921,650

See Notes to Schedules of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Insurance (continued)
Markel Corp. (United States)*	8,500	$5,808,560

		11,757,130

Internet & Catalog Retail — 1.19%
Liberty Interactive Corp. (United States)*	89,000	2,435,040
Liberty Ventures (United States)*	12,653	472,590

		2,907,630

Internet Software & Services — 2.23%
Google, Inc. Class A (United States)*	3,100	1,666,405
Google, Inc. Class C (United States)*	3,100	1,657,012
Xoom Corp. (United States)*	144,764	2,135,269

		5,458,686

Machinery — 2.76%
Actuant Corp. (United States)	82,000	1,895,020
TriMas Corp. (United States)*	179,794	4,852,640

		6,747,660

Media — 0.90%
DreamWorks Animation SKG, Inc. (United States)*	118,550	2,213,328

Metals & Mining — 1.45%
Horsehead Holding Corp. (United States)*	263,200	3,537,408

Oil, Gas & Consumable Fuels — 0.63%
Denbury Resources, Inc. (United States)	225,100	1,553,190

Paper & Forest Products — 2.32%
KapStone Paper and Packaging Corp. (United States)*	190,000	5,675,300

Real Estate Investment Trusts — 4.01%
American Tower Corp. (United States)	36,700	3,558,065
Annaly Capital Management, Inc. (United States)	200,000	2,112,000
Capstead Mortgage Corp. (United States)	175,000	2,103,500
Gaming and Leisure Properties, Inc. (United States)	62,869	2,051,415

		9,824,980

Road & Rail — 1.39%
CSX Corp. (United States)	102,000	3,396,600

Semiconductors & Semiconductor Equipment — 2.11%
Intel Corp. (United States)	156,000	5,154,240

Specialty Retail — 8.62%
Autozone, Inc. (United States)*	7,300	4,357,808
Cabela’s, Inc. (United States)*	19,000	1,044,050

See Notes to Schedules of Investments.

10	Motley Fool Great America Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Specialty Retail (continued)
Tractor Supply Co. (United States)	86,000	$6,980,620
Urban Outfitters, Inc. (United States)*	107,000	3,730,020
Williams-Sonoma, Inc. (United States)	63,800	4,992,350

		21,104,848

Technology Hardware, Storage & Peripherals — 1.59%
Apple, Inc. (United States)	33,300	3,901,428

Textiles, Apparel & Luxury Goods — 1.62%
Under Armour, Inc. (United States)*	55,000	3,964,400

Thrifts & Mortgage Finance — 0.82%
New Hampshire Thrift Bancshares, Inc. (United States)	131,816	1,999,649

Trading Companies & Distributors — 1.51%
Aceto Corp. (United States)	190,000	3,686,000

Wireless Telecommunication Services — 2.28%
SBA Communications Corp. (United States)*	47,800	5,578,260

Total Equity Securities (Cost $ 177,063,026)		232,570,203

Other Investments — 5.81%
Temporary Cash Investment — 5.81%
BNY Mellon Cash Reserve	14,220,820	14,220,820

Total Other Investments (Cost $ 14,220,820)		14,220,820

Total Investment Portfolio (Cost $ 191,283,846) — 100.83%		$246,791,023
Liabilities in Excess of Other Assets — (0.83)%		(2,021,596)

NET ASSETS — 100.00%
(Applicable to 13,025,854 shares outstanding)		$244,769,427

*	Non-income producing security.

See Notes to Schedules of Investments.

Motley Fool Great America Fund	11

The following tables show the top 11 holdings and sectors in which the Fund was invested at January 31, 2015. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Whole Foods Market, Inc.	3.30%
Texas Roadhouse, Inc.	2.94
Tractor Supply Co.	2.85
Natus Medical, Inc.	2.76
Thor Industries, Inc.	2.57
XPO Logistics, Inc.	2.51
Infinera Corp.	2.50
Drew Industries, Inc.	2.49
Markel Corp.	2.37
KapStone Paper and Packaging Corp.	2.32
Berkshire Hathaway, Inc.	2.29

28.90%

* As of the date of the report, the fund had a holding of 5.81% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Consumer Discretionary	25.23%
Financials	20.00
Industrials	12.63
Health Care	9.96
Information Technology	9.50
Consumer Staples	7.54
Materials	4.79
Telecommunication Services	3.34
Energy	2.03

95.02%

See Notes to Schedules of Investments.

12	Motley Fool Great America Fund

The Motley Fool Funds Trust

Motley Fool Epic Voyage Fund

Schedule of Investments

at January 31, 2015

(Unaudited)

Issues	Shares	Value (Note 2)
Equity Securities — 92.08%
Banks — 18.44%
Banco Latinoamericano de Comercio Exterior SA (Panama)	61,100	$1,702,857
Bangkok Bank PCL (Thailand)(a)	70,000	406,935
Bank of Georgia Holdings PLC (Georgia)	24,500	747,959
Credicorp Ltd. (Peru)	7,900	1,138,548
Credito Emiliano SPA (Italy)	25,000	194,511
Gronlandsbanken AB (Denmark)	9,287	909,681
HDFC Bank Ltd. (India)(b)	38,000	2,165,240
Sberbank Rossii OAO (Russia)	550,000	492,555

		7,758,286

Beverages — 3.24%
Coca-Cola Icecek AS (Turkey)	27,000	544,425
Corp Lindley SA (Peru)*	948,214	820,361

		1,364,786

Capital Markets — 3.59%
City of London Investment Group PLC (United Kingdom)	140,391	709,441
Tarpon Investimentos SA (Brazil)	200,000	801,267

		1,510,708

Chemicals — 1.64%
Tessenderlo Chemie NV (Belgium)*	26,666	690,182

Commercial Services & Supplies — 0.69%
Depa Ltd. (United Arab Emirates)*	691,600	290,472

Consumer Finance — 2.02%
Gentera SAB de CV (Mexico)*	448,353	851,570

Containers & Packaging — 2.00%
Crown Seal PCL (Thailand)(a)	539,900	841,274

Electronic Equipment, Instruments & Components — 0.83%
Samsung SDI Co., Ltd. (South Korea)	3,000	350,072

Food Products — 6.70%
BRF - Brasil Foods SA (Brazil)(b)	20,000	474,400
Flour Mills of Nigeria PLC (Nigeria)	2,104,000	408,249

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	13

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Food Products (continued)
Nestle SA (Switzerland)	6,885	$525,814
PT Nippon Indosari Corpindo Tbk (Indonesia)	13,022,700	1,410,559

		2,819,022

Health Care Equipment & Supplies — 1.24%
Medtronic PLC (Ireland)	7,292	520,675

Health Care Provider & Services — 2.17%
Odontoprev SA (Brazil)	237,000	912,405

Hotels, Restaurants & Leisure — 1.51%
Wynn Macau Ltd. (Macau)	230,000	636,904

Internet & Catalog Retail — 5.02%
CJ O Shopping Co., Ltd. (South Korea)	3,752	759,319
zooplus AG (Germany)*	14,500	1,354,091

		2,113,410

Internet Software & Services — 3.42%
Baidu, Inc. (China)*(b)	6,600	1,438,272

Leisure Products — 1.90%
Shimano, Inc. (Japan)	6,050	799,771

Media — 5.00%
BrainJuicer Group PLC (United Kingdom)	231,336	1,392,016
Multiplus SA (Brazil)	55,000	712,289

		2,104,305

Metals & Mining — 2.77%
Rio Alto Mining Ltd. (Canada)*	406,316	1,166,127

Multiline Retail — 2.91%
PT Mitra Adiperkasa Tbk (Indonesia)	2,650,000	1,224,895

Oil, Gas & Consumable Fuels — 3.89%
Penn West Petroleum Ltd. (Canada)	47,200	70,328
Sprott Resource Corp. (Canada)*	415,000	565,003
Statoil ASA (Norway)(b)	44,000	739,200
Total Gabon SA (Gabon)	768	261,991

		1,636,522

Personal Products — 1.19%
Kobayashi Pharmaceutical Co., Ltd. (Japan)	7,500	501,597

See Notes to Schedules of Investments.

14	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Pharmaceuticals — 1.77%
Dr. Reddy’s Laboratories Ltd. (India)(b)	14,779	$745,896

Real Estate Investment Trusts — 1.20%
Lippo Malls Indonesia Retail Trust (Singapore)	1,925,000	505,156

Real Estate Management & Development — 1.41%
Henderson Land Development Co., Ltd. (Hong Kong)	83,402	594,558

Semiconductors & Semiconductor Equipment — 2.73%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(b)	50,500	1,146,855

Software — 2.77%
DuzonBizon Co., Ltd. (South Korea)	84,900	861,179
Monitise PLC (United Kingdom)*	1,550,000	303,500

		1,164,679

Specialty Retail — 1.99%
Halfords Group PLC (United Kingdom)	125,832	839,545

Textiles, Apparel & Luxury Goods — 5.92%
Brunello Cucinelli SpA (Italy)	47,000	967,128
Swatch Group SA (Switzerland)	2,100	835,200
Tod’s S.p.A. (Italy)	6,700	688,455

		2,490,783

Tobacco — 1.67%
Philip Morris CR AS (Czech Republic)	1,577	702,839

Transportation Infrastructure — 2.45%
International Container Terminal Services, Inc. (Philippines)	400,000	1,030,385

Total Equity Securities (Cost $37,776,997)		38,751,951

Participatory Notes — 6.24%
Banks — 1.56%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(c)	43,333	654,910

Food Products — 3.45%
Almarai Co. (Saudi Arabia)(c)	65,086	1,453,087

Metals & Mining — 1.23%
Aluminum Bahrain BSC (Bahrain)(c)	396,998	515,923

Total Participatory Notes (Cost $2,061,361)		2,623,920

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	15

Issues	Shares	Value (Note 2)
Other Investments — 1.88%
Temporary Cash Investment — 1.88%
BNY Mellon Cash Reserve	791,080	$791,080

Total Other Investments (Cost $791,080)		791,080

Total Investment Portfolio (Cost $40,629,438) — 100.20%		42,166,951
Assets in Excess of Other Liabilities — (0.20)%		(82,533)

NET ASSETS — 100.00%
(Applicable to 3,608,566 shares outstanding)		$42,084,418

*	Non-income producing security.
(a)	NVDR — Non-Voting Depository Receipts
(b)	ADR — American Depositary Receipts
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $2,623,920 and represents 6.24% of net assets as of January 31, 2015.

PCL — Public Company Limited

PLC — Public Limited Company

See Notes to Schedules of Investments.

16	Motley Fool Epic Voyage Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at January 31, 2015. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
HDFC Bank Ltd.	5.14%
Banco Latinoamericano de Comercio Exterior SA	4.05
Almarai Co.	3.45
Baidu, Inc.	3.42
PT Nippon Indosari Corpindo Tbk	3.35
BrainJuicer Group PLC	3.31
zooplus AG	3.22
PT Mitra Adiperkasa Tbk	2.91
Rio Alto Mining Ltd.	2.77
Taiwan Semiconductor Manufacturing Co., Ltd.	2.72
Credicorp Ltd.	2.71

37.05%

* As of the date of the report, the fund had a holding of 1.88% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Financials	28.22%
Consumer Discretionary	24.26
Consumer Staples	16.26
Information Technology	9.74
Materials	7.63
Health Care	5.18
Energy	3.89
Industrials	3.14

98.32%

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	17

Top Eleven Countries	% of Net Assets
United Kingdom	7.71%
India	6.92
Brazil	6.89
Indonesia	6.26
Saudi Arabia	5.01
South Korea	4.68
Peru	4.65
Italy	4.40
Canada	4.28
Panama	4.05
China	3.42

58.27%

See Notes to Schedules of Investments.

18	Motley Fool Epic Voyage Fund

Notes to Schedules of Investments (Unaudited)

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of January 31, 2015, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by

The Motley Fool Funds Trust	19

the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

20	The Motley Fool Funds Trust

The Independence Fund and Epic Voyage Fund had significant transfers between Level 1 and Level 2 of $10,672,331 and $5,244,876 respectively, during the period ended January 31, 2015.

Independence Fund
Valuations Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$218,100,749
Foreign Common Stocks
Banks	31,351,329
Commercial Services & Supplies	2,442,464
Consumer Finance	7,312,419
Electric Utilities	3,865,649
Food Products	2,578,459
Health Care Equipment & Supplies	4,232,021
Internet Software & Services	11,222,880
Media	7,820,172
Metals & Mining	276,150
Oil, Gas & Consumable Fuels	2,466,759
Pharmaceuticals	5,560,633
Semiconductors & Semiconductor Equipment	6,585,900
Temporary Cash Investment	7,960,690
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Banks	15,947,018
Beverages	2,056,717
Electronic Equipment, Instruments & Components	1,750,363
Food Products	10,113,359
Hotels, Restaurants & Leisure	4,707,551
Internet & Catalog Retail	14,115,186
Leisure Products	4,362,387
Multiline Retail	4,622,244
Real Estate Management & Development	5,780,843
Software	5,205,417
Textiles, Apparel & Luxury Goods	11,673,397
Transportation Infrastructure	1,931,971
Participatory Notes	13,350,606
Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$407,393,333

.

The Motley Fool Funds Trust	21

Great America Fund
Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$232,570,203
Temporary Cash Investment	14,220,820
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$246,791,023

Epic Voyage Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
Foreign Common Stocks
Banks	$5,916,326
Beverages	820,361
Capital Markets	1,510,708
Commercial Services & Supplies	290,472
Consumer Finance	851,570
Containers & Packaging	841,274
Food Products	474,400
Health Care Equipment & Supplies	520,675
Healthcare Provider & Services	912,405
Internet Software & Services	1,438,272
Media	2,104,305
Metals & Mining	1,166,127
Oil, Gas & Consumable Fuels	1,636,523
Pharmaceuticals	745,896
Real Estate Investment Trusts	505,156
Semiconductors & Semiconductor Equipment	1,146,855
Software	303,500
Textiles, Apparel & Luxury Goods	967,128
Tobacco	702,839
Temporary Cash Investment	791,080

.

22	The Motley Fool Funds Trust

Epic Voyage Fund
Valuation Inputs	Value
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Banks	1,841,960
Beverages	544,425
Chemicals	690,182
Electronic Equipment, Instruments & Components	350,073
Food Products	2,344,621
Hotels, Restaurants & Leisure	636,904
Internet & Catalog Retail	2,113,410
Leisure Products	799,771
Multiline Retail	1,224,895
Personal Products	501,597
Real Estate Management & Development	594,558
Software	861,179
Specialty Retail	839,545
Textiles, Apparel & Luxury Goods	1,523,654
Transportation Infrastructure	1,030,385
Participatory Notes	2,623,920
Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$42,166,951

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in

The Motley Fool Funds Trust	23

the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their

24	The Motley Fool Funds Trust

agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

The Motley Fool Funds Trust	25

While the holder of a participatory note is entitled to receive from the bank or broker- dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed- rate obligations can be expected to decline. In contrast, as interest rates on adjustable- rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in

26	The Motley Fool Funds Trust

REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended January 31, 2015, the Independence, the Great America and the Epic Voyage Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

As of January 31, 2015, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund
Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$302,131,772	$105,261,561	$129,036,028	$(23,774,467)

The Motley Fool Funds Trust	27

Great America Fund
Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$191,283,846	$55,507,177	$62,532,083	$(7,024,906)

Epic Voyage Fund
Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$40,629,438	$1,537,513	$7,821,056	$(6,283,543)

4. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

28	The Motley Fool Funds Trust

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Motley Fool Funds Trust

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date	03/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date	03/27/2015

By (Signature and Title)*	/s/ Gregory N. Haygood
Gregory N. Haygood, Treasurer
(principal financial officer)

Date	03/27/2015

*	Print the name and title of each signing officer under his or her signature.